FORM N-SAR
                              SEMI-ANNUAL REPORT
                     FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:    /  /            (a)
             or fiscal year ending: 12/31/97           (b)

Is this a transition report?  (Y/N):                                         N

Is this an amendment to a previous filing?  (Y/N):                           N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name: First Providian Life and Health Insurance Company
                         Separate Account C

    B.  File Number:  811-9062

    C.  Telephone Number:  (607) 722-8750


2.  A.  Street: 520 Columbia Drive

    B.  City: Johnson City    C. State: NY   D. Zip Code: 13790  Zip Ext: ____

    E.  Foreign County: _______________________ Foreign Postal Code: _________


3.  Is this the first filing on this form by Registrant? (Y/N)               N

4.  Is this the last filing on this form by Registrant? (Y/N)                N

5.  Is Registrant a small business investment company (SBIC)? (Y/N)          N
    [If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)?  (Y/N)                      Y
    [If answer is "Y" (Yes), complete only items 111 through 132.]

7.  A.  Is Registrant a series or multiple portfolio company? (Y/N)        ___
        [If answer is "N" (No), go to item 8.]

    B.  How many separate series or portfolios did Registrant have at
        the end of the period?                                             ___


SCREEN NUMBER: 01                PAGE NUMBER: 01

For period ending 12/31/97              If filing more than one
File number 811-9062                    Page 47, "X" box:      [ ]


UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name: First Providian Life and Health Insurance Company

     B. [/] File Number (If any): _________

     C. [/] City: Johnson City     State: NY    Zip Code: 13790  Zip Ext.:____

        [/] Foreign Country: _________________ Foreign Postal Code:___________

111. A. [/] Depositor Name: __________________________________________________

     B. [/] File Number (If any): __________

     C. [/] City: ______________   State: __    Zip Code: _____  Zip Ext.:____

        [/] Foreign Country: _________________ Foreign Postal Code:___________

112. A. [/] Sponsor Name: ____________________________________________________

     B. [/] File Number (If any): __________

     C. [/] City: ______________   State: __    Zip Code: _____  Zip Ext.:____

        [/] Foreign Country: _________________ Foreign Postal Code:___________

112. A. [/] Sponsor Name: ____________________________________________________

     B. [/] File Number (If any): __________

     C. [/] City: ______________   State: __    Zip Code: _____  Zip Ext.:____

        [/] Foreign Country: _________________ Foreign Postal Code:___________


SCREEN NUMBER: 55                PAGE NUMBER: 47

For period ending 12/31/97              If filing more than one
File number 811-9062                    Page 48, "X" box:      [ ]


113. A. [/] Trustee Name: ____________________________________________________

     B. [/] City:_______________   State: __    Zip Code: _____  Zip Ext.:____

        [/] Foreign Country: _________________ Foreign Postal Code:___________

113. A. [/] Trustee Name:_____________________________________________________

     B. [/] City:_______________   State: __    Zip Code: _____  Zip Ext.:____

        [/] Foreign Country: _________________ Foreign Postal Code:___________

114. A. [/] Principal Underwriter Name: AFSG Securities Corporation

     B. [/] File Number: 8-36562

     C. [/] City: Louisville       State: KY    Zip Code: 40202  Zip Ext.:____

        [/] Foreign Country:__________________ Foreign Postal Code:___________

114. A. [/] Principal Underwriter Name:_______________________________________

     B. [/] File Number: 8-_________

     C. [/] City:_______________   State: __    Zip Code: _____  Zip Ext.:____

        [/] Foreign Country:__________________ Foreign Postal Code:___________

115. A. [/] Independent Public Accountant Name: Ernst & Young

     B. [/] City: Louisville       State: KY    Zip Code: 40202  Zip Ext.:____

        [/] Foreign Country: _________________ Foreign Postal Code:___________

115. A. [/] Independent Public Accountant Name:_______________________________

     B. [/] City:_______________   State: __    Zip Code: _____  Zip Ext.:____

        [/] Foreign Country: _________________ Foreign Postal Code:___________


SCREEN NUMBER: 56                PAGE NUMBER: 48

For period ending 12/31/97              If filing more than one
File number 811-9062                    Page 49, "X" box:      [ ]


116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies? (Y/N)    N

     B. [/] Identify the family in 10 letters: _ _ _ _ _ _ _ _ _ _

            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company?
            (Y/N)                                                            Y

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts? (Y/N)                                Y

     C. [/] Scheduled premium variable life contracts? (Y/N)                 N

     D. [/] Flexible premium variable life contracts? (Y/N)                  N

     E. [/] Other types of insurance products registered under the
            Securities Act of 1933? (Y/N)                                    N

118. [/] State the number of series existing at the end of the period
         that had securities registered under the Securities Act of 1933     4

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective
         during the period                                                   2

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
         ($000's omitted)                                           $        0

121. [/] State the number of series for which a current prospectus
         was in existence at the end of the period                           5

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933
         during the current period                                           0


SCREEN NUMBER: 57                PAGE NUMBER: 49

For period ending 12/31/97              If filing more than one
File number 811-9062                    Page 50, "X" box:      [ ]


123. [/] State the total value of the additional units considered
         in answering item 122 ($000's omitted)                     $        0

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted)                                           $ ________

125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal underwriter during the current period solely from the sale of units
         of all series of Registrant ($000's omitted)               $       29

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
     Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
     subsequent series.) ($000's omitted)                           $        0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                   Number of     Total Assets     Total Income
                                     Series        ($000's       Distributions
                                   Investing       omitted)     ($000's omitted)
                                   ---------     ------------   ----------------

U.S. Treasury direct issue           _____       $__________       $__________

U.S. Government agency               _____       $__________       $__________

State and municipal tax-free         _____       $__________       $__________

Public utility debt                  _____       $__________       $__________

Brokers or dealers debt or debt of
brokers' or dealers' parent          _____       $__________       $__________

All other corporate intermed. &
long-term debt                       _____       $__________       $__________

All other corporate short-term debt  _____       $__________       $__________

Equity securities of brokers or
dealers or parents of brokers or
dealers                              _____       $__________       $__________

Investment company equity
securities                           _____       $__________       $__________

All other equity securities              4       $     2,667       $         0

Other securities                     _____       $__________       $__________

Total assets of all series of
Registrant                               4       $     2,667       $         0


SCREEN NUMBER: 58                PAGE NUMBER: 50

For period ending 12/31/97              If filing more than one
File number 811-9062                    Page 51, "X" box:      [ ]


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an
         entity other than the issuer? (Y/N)                                 N

         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the
         end of the current period? (Y/N)                                  ___

         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
         item 129 derived from insurance or guarantees? (Y/N)              ___

131. Total expenses incurred by all series of Registrant during
     the current reporting period ($000's omitted)                   $       8

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____



SCREEN NUMBER: 59                PAGE NUMBER: 51

This report is signed on behalf of the registrant (or depositor or trustee).

City of: Louisville        State of: Kentucky          Date: February 26, 1998


     First Providian Life and Health Insurance Company Separate Account C
     --------------------------------------------------------------------
                  Name of Registrant, Depositor, or Trustee


Witness: /s/ Gregory E. Miller-Breetz     By: /s/ Kimberly A. Scouller
         ----------------------------         ------------------------------
         Gregory E. Miller-Breetz             Kimberly A. Scouller
         Attorney                             Assistant Secretary